Summary of significant accounting policies (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥) ¥ / shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($) $ / shares
Summary of significant accounting policies
Accumulated deficit	¥ 5,710,977		¥ 4,109,041		$ 828,014,000
Working capital | ¥	318,327
Net cash used in operating activities	405,765	$ 58,833,000	¥ 872,325	¥ 368,046
Long term related party loan | ¥	¥ 300,000
proceeds from the disposal of an equity | $		$ 115,000,000
Legal or contractual asset retirement obligations | $					$ 0
Translations of amounts | (per share)	¥ 6.8972				$ 1.00